INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes On Income [Line Items]
Dividend distrubutions, withholding tax rate		20.00%		15.00%
Amount of trapped earning out of Beneficiary Enterprise released	$ 270,840
Additional corporate tax incurred on trapped earnings released				$ 11,838
Net operating loss carry forward		$ 14,000
United States [Member]
Taxes On Income [Line Items]
Net operating loss carry forward		$ 16,000
United States [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards		Dec. 31, 2024
United States [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards		Dec. 31, 2034
Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate		9.00%	9.00%	7.00%
Other regions [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate		16.00%	16.00%	12.50%
Preferred Enterprise Income Tax Rate, 2016 and Thereafter [Member] | Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate		9.00%
Preferred Enterprise Income Tax Rate, 2016 and Thereafter [Member] | Other regions [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate		16.00%